Income Taxes (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)
Income Taxes [Line Items]
Profit tax rate	$ 257,311	$ 2
Issued share capital percentage	50.00%	50.00%
Effective tax rate for the discontinued operations	7.25%	7.25%
Tax payer expires term	3 years	3 years
Tax assessment years	6 years	6 years
Tax assessment extendable term	10 years	10 years
Income tax payable			$ 8,657
United States [Member]
Income Taxes [Line Items]
Tax rate percentage	21.00%	21.00%
Hong Kong Subsidiaries [Member] | Income Tax Slab One Rate [Member]
Income Taxes [Line Items]
Tax rate percentage	8.25%	8.25%
New tax rate	8.25%	8.25%
Hong Kong Subsidiaries [Member] | Income Tax Slab Two Rate [Member]
Income Taxes [Line Items]
Tax rate percentage	16.50%	16.50%
Metaverse Digital Payment Co., Limited [Member]
Income Taxes [Line Items]
Income tax payable	$ 30,451